Accounts Payable to Suppliers	12 Months Ended
Dec. 31, 2023
Accounts Payable To Suppliers
Accounts Payable to Suppliers

19.	Accounts Payable to Suppliers

Consolidated	12.31.2023	12.31.2022
Energy power	1,284,191	1,208,733
Materials and supplies	638,025	626,710
Natural gas for resale (Note 39)	-	93,696
Charges for use of grid system	363,357	286,331
	2,285,573	2,215,470
Current	2,154,430	2,090,022
Noncurrent	131,143	125,448